Financial assets and liabilities - Line of credit (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets and liabilities
Total available credit lines	$ 859,098	$ 483,379
Available credit lines related to letters of credit	157,878	144,878
Available credit lines related to financial debt	701,220	338,501
Undrawn credit of financial debt	390,289	9,717
Undrawn credit of letters of credit	$ 16,129	$ 23,159